Derivatives - Summary of Effect of Derivate Financial Instruments on Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Net Unrealized Gain Recognized in Net Income (Loss)	[1]	$ 62,680	$ (67,466)	$ 30,556
Net Realized Gain Recognized in Net Income (Loss)	[2]	14,034	26,112	57,176
Gain (Loss) Recognized in Net Income (Loss)		(143,018)	(334,649)	619,400
Interest Rate Cap | Other (Expense) Income
Derivative [Line Items]
Net Unrealized Gain Recognized in Net Income (Loss)	[2]	(212,711)	(305,693)	498,696
Net Realized Gain Recognized in Net Income (Loss)	[2]	1,831	26,778
Interest Rate Swap | Other (Expense) Income
Derivative [Line Items]
Net Unrealized Gain Recognized in Net Income (Loss)	[2]	(9,031)	(26,468)	$ 32,972
Net Realized Gain Recognized in Net Income (Loss)	[2]	$ 179	$ 12,088

[1]	A portion of this amount is included in Income from investments in real estate debt, net and the remaining amount is included in Other (expense) income, net in the Company’s Consolidated Statements of Operations and Comprehensive Loss.
[2]	Included in Other (expense) income, net in the Company’s Consolidated Statements of Operations and Comprehensive Loss.